Goodwill and Core Deposits (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Core Deposits
Schedule of changes in the carrying amount of goodwill

The following table shows the changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023 (in thousands):

	2024	2023
Balance beginning of year	$682	$682
Additions from acquisition	—	—
Balance, end of year	$682	$682

Schedule of intangible assets

Intangible assets in the consolidated balance sheets at December 31, 2024 and 2023 were as follows (in thousands):

	2024			2023
	Gross			Gross
	Intangible	Accumulated	Net Intangible	Intangible	Accumulated	Net Intangible
	Assets	Amortization	Assets	Assets	Amortization	Assets
Core deposit intangibles	$1,041	$919	$122	$1,041	$781	$260

Schedule of estimated aggregate future amortization expense	The estimated aggregate future amortization expense for each of the next two years for intangible assets remaining as of December 31, 2024 is as follows (in thousands):

2025	$122